REDEEMABLE NONCONTROLLING INTEREST (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
REDEEMABLE NONCONTROLLING INTEREST
Accretion to redemption value		¥ 4,929
Investment	¥ 1,829,060